Income Taxes - Summary of Balances of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	€ 0	€ 0
Deferred tax liabilities	1,767	1,791
Changes recognized in profit or loss	24	(1,791)
Intangible assets
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	12	1
Deferred tax liabilities	4,901	5,419
Changes recognized in profit or loss	529	(486)
Leases
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	29	2
Deferred tax liabilities	0	0
Changes recognized in profit or loss	27	8
Property, plant, and equipment
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	292	101
Deferred tax liabilities	0	0
Changes recognized in profit or loss	191	59
Other non-financial assets
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	48	0
Changes recognized in profit or loss	(48)	0
Inventories
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	79
Deferred tax liabilities	121	0
Changes recognized in profit or loss	(200)	71
Provisions
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	56	110
Deferred tax liabilities	1	23
Changes recognized in profit or loss	(32)	82
Other financial and non-financial liabilities
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	273	22
Changes recognized in profit or loss	(251)	(28)
Tax loss carryforwards and tax credits
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	3,187	3,380
Deferred tax liabilities	0	0
Changes recognized in profit or loss	(193)	(1,497)
Offsetting
Disclosure For Balances Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets	(3,577)	(3,673)
Deferred tax liabilities	(3,577)	(3,673)
Changes recognized in profit or loss	€ 0	€ 0